Subsequent events (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of distribution of remuneration to shareholders

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends	08.06.2026	08.21.2026	0.0924	1,191
Interim interest on capital	08.06.2026	08.21.2026	0.1718	2,215
Total anticipated dividends			0.2642	3,406